Fixed Assets - Intangible assets (Details) € in Thousands		12 Months Ended
	Dec. 29, 2023 $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Fixed Assets
Beginning balance		€ 31,778	€ 13,238
Ending balance		28,347	31,778
Share price | $ / shares	$ 4.21
Software
Fixed Assets
Beginning balance		6,906	6,661
Ending balance		1,878	6,906
Licenses
Fixed Assets
Beginning balance		6,532	5,612
Ending balance		8,920	6,532
Technology
Fixed Assets
Beginning balance		5,866
Ending balance		5,084	5,866
Goodwil
Fixed Assets
Beginning balance		12,463
Ending balance		12,463	12,463
Advance payments
Fixed Assets
Beginning balance		11	965
Ending balance			11
Cumulative amortization and impairment charges
Fixed Assets
Beginning balance		12,361	10,612
Amortization		5,059	5,079
Disposals		(5,135)	(3,331)
Currency translation			1
Ending balance		12,285	12,361
Cumulative amortization and impairment charges | Software
Fixed Assets
Beginning balance		5,479	5,965
Amortization		820	1,730
Disposals		(1,841)	(2,217)
Reclassifications		(2,493)
Currency translation			1
Ending balance		1,965	5,479
Cumulative amortization and impairment charges | Licenses
Fixed Assets
Beginning balance		6,398	4,647
Amortization		3,457	2,865
Disposals		(3,294)	(1,114)
Reclassifications		2,493
Ending balance		9,054	6,398
Cumulative amortization and impairment charges | Technology
Fixed Assets
Beginning balance		484
Amortization		782	484
Ending balance		1,266	484
Acquisition costs
Fixed Assets
Beginning balance		44,139	23,850
Additions		2,880	24,454
Disposals		(6,388)	(4,166)
Currency translation			1
Ending balance		40,630	44,139
Acquisition costs | Software
Fixed Assets
Beginning balance		12,385	12,626
Additions		201	1,433
Disposals		(1,946)	(2,331)
Reclassifications		(6,797)	656
Currency translation			1
Ending balance		3,843	12,385
Acquisition costs | Licenses
Fixed Assets
Beginning balance		12,930	10,259
Additions		2,679	4,208
Disposals		(4,432)	(1,537)
Reclassifications		6,797
Ending balance		17,974	12,930
Acquisition costs | Technology
Fixed Assets
Beginning balance		6,350
Additions			6,350
Ending balance		6,350	6,350
Acquisition costs | Goodwil
Fixed Assets
Beginning balance		12,463
Additions			12,463
Ending balance		12,463	12,463
Acquisition costs | Advance payments
Fixed Assets
Beginning balance		11	965
Disposals		€ (11)	(298)
Reclassifications			(656)
Ending balance			€ 11